SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 40,764,136
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	27,019,781
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 13,744,355